INCOME TAXES, Income Tax Provision (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax provision reconciled to Income/ (loss) [Abstract]
Net loss for the year	$ (4,874,082)	$ (4,610,512)	$ (3,664,376)
Statutory income tax rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ (1,316,002)	$ (1,244,838)	$ (989,382)
Permanent differences	120,014	205,553	418,172
Adjustments to prior year versus statutory tax return	0	0	(69,594)
Change in unrecognized deferred assets	1,195,988	1,039,285	640,804
Income tax recovery	$ 0	$ 0	$ 0